Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Bank borrowings:
Collateralized and guaranteed	30,753,400	27,105,722	3,489,543
	30,753,400	27,105,722	3,489,543
Less: current maturities	(30,753,400)	(27,105,722)	(3,489,543)
Non-current maturities	—	—	—

Schedule of Bank Borrowings

Bank borrowings as of December 31, 2023 and 2024 are as follows:

Lender	Type	Maturity date	Currency	Interest rate as of December 31, 2023	Interest rate as of December 31, 2024	As of December 31,
						2023	2024	2024
						HKD	HKD	US$
DBS Bank (Hong Kong) Limited(i)	Trading finance	Within 1 year	HKD	6.46%	—	5,884,863	—	—
The Hongkong and Shanghai Banking Corporation Limited(i)	Trading finance	Within 1 year	HKD	7.14%	6.05%	21,568,885	8,579,162	1,104,466
OCBC(i)	Trading finance	Within 1 year	HKD	—	7.40%	—	2,400,446	309,029
China Construction Asia Bank(i)	Trading finance	Within 1 year	HKD	—	6.29%	—	10,645,199	1,370,444
Citibank, N.A., Hong Kong Branch(ii)	Trading finance	Within 1 year	HKD	7.40%	7.44%	3,299,652	5,480,915	705,604
Total						30,753,400	27,105,722	3,489,543
Less: current maturities						(30,753,400)	(27,105,722)	(3,489,543)
Non-current maturities						—	—	—

(i)      In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows:

(a)      Unlimited personal guarantee by Ms. Siu;

(b)      Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH;

(c)      Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces;

(d)      Legal charge over certain deposits accounts held by NCH at the relevant banks;

(e)      Legal charge over certain investment funds held by NCH at the relevant banks;

(f)      Assignment of benefit from life insurances premium assets held by NCH at the relevant banks;

(g)      Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank;

(h)      Indemnity granted by NCH to relevant banks;

(i)      Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD131 million; and

(j)      Cross-corporate guaranteed by Neo-Concept HK and NCH;

(ii)     The banking facilities were secured, details of which are set out as follows:

(a)      Personal guarantee by Ms. Siu and an immediate family member of Ms. Siu;

(b)     Cross-corporate guaranteed by Neo-Concept HK, Neo-Concept (BVI) Limited, a company controlled by Ms. Siu, and NCH; and

(c)      Legal charge over certain deposits accounts held by NCH at the relevant banks;